Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 2,045	$ 2,948	$ 320
Accounts receivables, gross	2,656	2,948
Less: Allowance for expected credit losses	(611)	0
Accounts receivables, net	2,045	2,948	320
Datahosting [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		2,456	53
Accounts receivables, net		2,456	53
Related Party Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		8	247
Accounts receivables, gross		8
Accounts receivables, net		8	247
Demand Response Service Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		268
Accounts receivables, gross	631	268
Accounts receivables, net		268
Proprietary Mining Coinbase Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		216	20
Accounts receivables, gross	31	216
Accounts receivables, net		216	$ 20
Data Hosting Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	1,750	2,456
Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	$ 244